INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of detailed information about intangible assets [abstract]
Schedule of total gross carrying value and accumulated amortization of intangible assets
The following table summarizes the movement in the net book value of intangible assets for the years ended December 31:

Net book value	Telecommuni-cation licenses, frequencies & permissions	Software	Brands and trademarks	Customer relationships	Other intangible assets	Goodwill	Total

As of January 1, 2023	1,334	169	7	54	2	394	1,960

Additions	4	92	—	—	5	—	101
Amortization charge for the year	(131)	(67)	(3)	(6)	(1)	—	(208)
Transfer and reclassification	(1)	7	—	—	(1)	—	5
Translation adjustment	(180)	(8)	—	(6)	—	(45)	(239)

As of December 31, 2023	1,026	193	4	42	5	349	1,619

Additions	35	52	—	2	81	—	170
Disposals	—	(4)	—	—	(1)	—	(5)
Amortization charge for the year	(125)	(63)	(2)	(6)	(3)	—	(199)
Divestment and reclassification as held for sale *	(4)	(8)	—	—	—	—	(12)
Transfer and reclassification	—	58	—	—	(60)	6	4
Translation adjustment	(29)	(18)	(1)	(2)	—	(17)	(67)

As of December 31, 2024	903	210	1	36	22	338	1,510
Cost	1,865	658	157	277	33	1,067	4,057
Accumulated amortization and impairment	(962)	(448)	(156)	(241)	(11)	(729)	(2,547)

* This relates to the classification of Kyrgyzstan as held-for-sale and sale of TNS+ in Kazakhstan as explained in Note 1

Schedule of changes in goodwill per cash-generating unit
During the year, the movement in goodwill for the Group, per CGU, consisted of the following:

CGU*	December 31, 2024	Translation adjustment	Transfer and reclassification	December 31, 2023

Pakistan	183	4	—	179
Kazakhstan	112	(17)	—	129
Ukraine	14	(2)	6	10
Uzbekistan	29	(2)	—	31

Total	338	(17)	6	349
* There is no goodwill allocated to the CGUs of Bangladesh or Kyrgyzstan.

CGU*	December 31, 2023	Translation adjustment	December 31, 2022

Pakistan	179	(44)	223
Kazakhstan	129	2	127
Ukraine	10	—	10
Uzbekistan	31	(3)	34

Total	349	(45)	394
* There is no goodwill allocated to the CGUs of Bangladesh or Kyrgyzstan.
Schedule of capital commitments for the future purchase of intangible assets
Capital commitments for the future purchase of equipment are as follows as of December 31:

	2024	2023

Less than 1 year	178	139

Total commitments	178	139
Capital commitments for the future purchase of intangible assets are as follows as of December 31:

	2024	2023

Less than 1 year	15	9

Total commitments	15	9

Schedule of estimated useful lives
Depreciation is calculated on a straight-line basis over the estimated useful lives of the assets. The useful life of VEON's assets generally fall within the following ranges:

Class of property and equipment	Useful life
Telecommunication equipment	3 – 30 years
Buildings and constructions	10 – 50 years
Office and other equipment	2 – 10 years
Right-of-use assets	Equivalent lease term
The amortization period and the amortization method for intangible assets with finite useful lives are reviewed at least annually and fall within the following ranges:

Class of intangible asset	Useful life
Telecommunications licenses, frequencies and permissions	3 - 20 years
Software	3 - 10 years
Brands and trademarks	3 - 15 years
Customer relationships	10 - 21 years
Other intangible assets	4 - 10 years